Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005508 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005508 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005508 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005508 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005508 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005508 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005508 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | OR Royalties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005508 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005509 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005509 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005509 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005509 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005509 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005509 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005509 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | OR Royalties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005509 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159682 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159682 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159682 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159682 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159682 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159682 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159682 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | OR Royalties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000159682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000159682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000159682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159682 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219319 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219319 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219319 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219319 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219319 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219319 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219319 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | OR Royalties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000219319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000219319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%